Taxes (Reconciliation Of The Beginning And Ending Balance Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes [Abstract]
Balance at January 1	$ 3,242	$ 3,400	$ 2,622
Additions based on tax positions related to the current year	111	231	288
Additions for tax positions of prior years	456	476	1,128
Reductions for tax positions of prior years	(644)	(569)	(477)
Settlements	(56)	(256)	(27)
Lapses of statutes of limitations	(31)	(40)	(134)
Balance at December 31	$ 3,078	$ 3,242	$ 3,400